PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2021	2022
	RMB	RMB	US$
Store operating equipment	1,260,623	1,341,127	194,445
Leasehold improvements	873,449	1,126,562	163,336
Office equipment and others	105,721	177,259	25,700
Office buildings	798,657	811,666	117,681
Mechanical equipment	77,072	80,481	11,669
Construction in progress	15,054	53,103	7,698
	3,130,576	3,590,198	520,529
Less: accumulated depreciation	(1,244,914)	(1,546,362)	(224,201)
Less: impairment	(80,561)	(176,458)	(25,584)

	1,805,101	1,867,378	270,744